Fair Value Measurement - Schedule of Quantitative Information Regarding Warrant Liability (Detail)	Dec. 31, 2021	Aug. 16, 2021	Dec. 31, 2020
Private Warrants | Measurement Input Common Stock Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.38	9.93
Private Warrants | Measurement Input, Exercise Price
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50
Private Warrants | Measurement Input, Risk Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.26	0.75
Private Warrants | Measurement Input, Price Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	70.0	22.0
Private Warrants | Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Private Warrants | Measurement Input, Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Closing date of warrants	4 years 7 months 6 days	5 years
E I B Warrants [Member] | Measurement Input Common Stock Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			4.19
E I B Warrants [Member] | Measurement Input, Risk Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			0.13
E I B Warrants [Member] | Measurement Input, Price Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input			68.4
E I B Warrants [Member] | Measurement Input, Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Closing date of warrants			4 years 8 months 12 days
Contingent Earnout Liability | Measurement Input Common Stock Fair Value
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	3.38	9.93
Contingent Earnout Liability | Measurement Input, Risk Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.26	0.75
Contingent Earnout Liability | Measurement Input, Price Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	70.0	70.0
Contingent Earnout Liability | Measurement Input, Expected Dividend Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0	0
Contingent Earnout Liability | Measurement Input, Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Closing date of warrants	1 day	1 day